Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NanoEnTek, Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 8,620	₩ 5,620
Number of shares	7,600,649	7,600,649
Market value	₩ 65,518	₩ 42,716
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 118,500	₩ 94,100
Number of shares	146,100,000	146,100,000
Market value	₩ 17,312,850	₩ 13,748,010
S.M. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share	₩ 1,630	₩ 1,530
Number of shares	22,033,898	22,033,898
Market value	₩ 35,915	₩ 33,712
NANO-XIMAGING Ltd [Member]
Disclosure of associates [Line Items]
Market price per share	₩ 49,678
Number of shares	2,607,466
Market value	₩ 129,534